PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	9 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Receivables
Schedule Of Prepaid Expenses And Other Receivables

(In thousands)	As of December 31, 2021	As of March 31, 2021

Research & development tax credits	$257	$649
Prepaid insurance	206	1,445
Tax deposits	142	–
Other receivables	67	34
Other prepaid expenses	–	48
Total prepaid expenses and other receivables	$672	$2,176